FAIR VALUE MEASUREMENTS - Summary of Collective Investment Trust Fund Investments Using Net Asset Value (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,803,408,685	$ 2,342,405,323
Invesco Stable Value Trust B1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	12 months
Prudential Core Plus Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	5 days
Spartan 500 Index Plus Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 days
Spartan Extended Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 days
Spartan Total International Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 days
Fair Value Estimated Using NAV Per Share | Invesco Stable Value Trust B1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 69,093,935	68,330,077
Fair Value Estimated Using NAV Per Share | Prudential Core Plus Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	61,326,645	49,648,220
Fair Value Estimated Using NAV Per Share | Spartan 500 Index Plus Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	482,613,444	404,746,249
Fair Value Estimated Using NAV Per Share | Spartan Extended Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	187,562,143	176,764,143
Fair Value Estimated Using NAV Per Share | Spartan Total International Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	77,194,914	50,732,331
Fair Value Estimated Using NAV Per Share | Vanguard Target Retirement Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,140,750,730	890,288,224
Fair Value Estimated Using NAV Per Share | Wellington CIF II
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 188,093,268	$ 160,398,894